Stock-Based Incentive Plan (Valuation Assumptions) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2014 Program | Stock appreciation rights and performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	31.60%
Risk-free interest rate	1.90%
Expected term (years)	6 years 3 months 2 days
Forfeiture rate	5.50%
2014 Program | Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	4.4
Weighted average grant date fair value per option	$ 9.43
2014 Program | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	1.5
Weighted average grant date fair value per option	$ 34.58
Long Term Incentive Plan 2003 | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	31.60%	23.90%	29.70%
Risk-free interest rate	1.90%	1.10%	1.00%
Expected term (years)	6 years 3 months 2 days	6 years 1 month 0 days	5 years 10 months 15 days
Forfeiture rate	5.50%	5.50%	5.50%
Weighted average grant date fair value per option	$ 17.44	$ 8.49	$ 7.00